Financial instruments (Tables)	9 Months Ended
Jul. 31, 2020
Statement [Line Items]
Summary of Credit Risk Exposures
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	July 31, 2020			April 30 2020	October 31 2019
($ millions)	AIRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$434,587	$64,093	$498,680	$562,869	$429,655
Undrawn commitments	100,993	3,652	104,645	98,879	100,161
Other exposures (4)	113,144	10,303	123,447	126,724	110,492
Total non-retail	$648,724	$78,048	$726,772	$788,472	$640,308
Retail
Drawn (5)	$213,393	$87,393	$300,786	$299,511	$302,373
Undrawn commitments	52,385	–	52,385	51,950	50,843
Total retail	$265,778	$87,393	$353,171	$351,461	$353,216
Total	$914,502	$165,441	$1,079,943	$1,139,933	$993,524
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.

Summary of VaR by Risk Factor
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	July 31, 2020			July 31	April 30	July 31
($ millions)	Average	High	Low	2020	2020	2019
Credit spread plus interest rate	$27.8	$40.4	$13.0	$14.8	$32.6	$8.9
Credit spread	23.3	36.0	12.8	15.6	31.5	8.7
Interest rate	13.1	16.4	9.9	15.9	12.1	6.3
Equities	9.0	19.7	4.2	12.8	7.4	2.7
Foreign exchange	2.4	3.3	1.7	3.2	1.8	4.2
Commodities	6.9	8.5	5.0	5.5	6.9	3.3
Debt specific	8.0	10.3	6.0	6.0	9.3	3.3
Diversification effect	(23.6)	–	–	(23.1)	(23.5)	(11.3)
Total VaR	$30.5	$46.6	$15.5	$19.2	$34.5	$11.1
Total Stressed VaR	$36.5	$48.1	$15.5	$16.9	$42.9	$27.3

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of assets and liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value			Cumulative change in fair value (1)
	As at			For the three months ended				As at
($ millions)	July 31 2020	April 30 2020	July 31 2019	July 31 2020	April 30 2020	July 31 2019	July 31 2020	April 30 2020	July 31 2019
Assets
Investment securities (2)	$–	$–	$13	$–	$–	$–	$–	$–	$–
Liabilities
Senior note liabilities (3)	$17,522	$16,111	$11,536	$(1,296)	$1,834	$(18)	$(36)	$1,260	$(190)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)	Changes in fair value are recorded in non-interest income – other.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank's Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount (1)	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value due to changes in own credit risk (1)
As at July 31, 2020	$17,486	$17,522	$(36)	$(585)	$(248)
As at April 30, 2020	$17,371	$16,111	$1,260	$404	$337
As at July 31, 2019	$11,346	$11,536	$(190)	$6	$(73)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	July 31, 2020		April 30, 2020		October 31, 2019
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$59,041	$59,041	$103,904	$103,904	$46,720	$46,720
Trading assets	123,754	123,754	121,485	121,485	127,488	127,488
Securities purchased under resale agreements and securities borrowed	126,460	126,460	131,166	131,166	131,178	131,178
Derivative financial instruments	55,632	55,632	64,617	64,617	38,119	38,119
Investment securities – fair value	86,449	86,449	86,120	86,120	60,514	60,514
Investment securities – amortized cost	36,669	36,116	34,057	33,482	22,000	21,845
Loans	621,803	613,351	631,453	625,186	600,155	592,483
Customers’ liability under acceptances	15,963	15,963	22,668	22,668	13,896	13,896
Other financial assets	15,677	15,677	18,200	18,200	15,142	15,142
Liabilities:
Deposits	772,815	767,993	800,282	797,690	735,270	733,390
Financial instruments designated at fair value through profit or loss	17,522	17,522	16,111	16,111	12,235	12,235
Acceptances	16,071	16,071	22,712	22,712	13,901	13,901
Obligations related to securities sold short	33,913	33,913	32,165	32,165	30,404	30,404
Derivative financial instruments	54,698	54,698	65,002	65,002	40,222	40,222
Obligations related to securities sold under repurchase agreements and securities lent	137,351	137,351	166,118	166,118	124,083	124,083
Subordinated debentures	7,831	7,336	7,701	7,484	7,553	7,252
Other financial liabilities	44,818	43,866	42,092	41,913	38,338	37,713

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	July 31, 2020				April 30, 2020
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$2,743	$–	$2,743	$–	$4,936	$3	$4,939
Trading assets
Loans	–	10,864	–	10,864	–	15,339	20	15,359
Canadian federal government and government guaranteed debt	14,106	1,999	–	16,105	10,141	2,150	–	12,291
Canadian provincial and municipal debt	–	10,442	–	10,442	–	9,000	–	9,000
US treasury and other US agencies’ debt	5,157	–	–	5,157	10,445	–	–	10,445
Other foreign governments’ debt	10,039	2,740	–	12,779	5,237	4,719	–	9,956
Corporate and other debt	–	11,064	15	11,079	–	11,636	19	11,655
Income funds	131	–	–	131	89	–	–	89
Equity securities	56,018	144	–	56,162	51,688	126	–	51,814
Other (2)	1,035	–	–	1,035	876	–	–	876
	$86,486	$39,996	$15	$126,497	$78,476	$47,906	$42	$126,424
Investment securities (3)
Canadian federal government and government guaranteed debt	$3,263	$18,525	$–	$21,788	$11,811	$17,421	$–	$29,232
Canadian provincial and municipal debt	78	19,437	–	19,515	82	12,468	–	12,550
US treasury and other US agencies’ debt	12,809	592	–	13,401	15,607	578	–	16,185
Other foreign governments’ debt	12,401	15,267	25	27,693	10,984	12,628	23	23,635
Corporate and other debt	305	929	32	1,266	356	1,493	15	1,864
Equity securities	1,480	465	841	2,786	1,380	489	785	2,654
	$30,336	$55,215	$898	$86,449	$40,220	$45,077	$823	$86,120
Derivative financial instruments
Interest rate contracts	$–	$23,867	$8	$23,875	$–	$22,903	$21	$22,924
Foreign exchange and gold contracts	–	25,330	–	25,330	–	29,972	–	29,972
Equity contracts	635	1,505	1	2,141	1,033	2,271	1	3,305
Credit contracts	–	493	–	493	–	1,241	–	1,241
Commodity contracts	–	3,793	–	3,793	–	7,170	5	7,175
	$635	$54,988	$9	$55,632	$1,033	$63,557	$27	$64,617
Liabilities:
Deposits (4)	$–	$98	$–	$98	$–	$79	$–	$79
Financial liabilities designated at fair value through profit or loss	–	17,522	–	17,522	–	16,111	–	16,111
Obligations related to securities sold short	27,780	6,133	–	33,913	27,385	4,780	–	32,165
Derivative financial instruments
Interest rate contracts	–	18,801	42	18,843	–	18,322	46	18,368
Foreign exchange and gold contracts	–	27,542	–	27,542	–	32,713	–	32,713
Equity contracts	713	2,707	3	3,423	931	3,312	10	4,253
Credit contracts	–	38	–	38	–	26	–	26
Commodity contracts	–	4,852	–	4,852	–	9,629	13	9,642
	$713	$53,940	$45	$54,698	$931	$64,002	$69	$65,002
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents e nergy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $36,116 (April 30, 2020 – $33,482).
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

	As at October 31, 2019
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$3,709	$–	$3,709
Trading assets
Loans	–	13,829	–	13,829
Canadian federal government and government guaranteed debt	9,345	1,828	–	11,173
Canadian provincial and municipal debt	–	7,615	–	7,615
US treasury and other US agencies’ debt	8,604	–	–	8,604
Other foreign governments’ debt	6,058	3,224	–	9,282
Corporate and other debt	–	10,523	17	10,540
Income funds	73	–	–	73
Equity securities	65,215	161	1	65,377
Other (2)	995	–	–	995
	$90,290	$40,889	$18	$131,197
Investment securities (3)
Canadian federal government and government guaranteed debt	$8,464	$3,917	$–	$12,381
Canadian provincial and municipal debt	197	3,044	–	3,241
US treasury and other US agencies’ debt	16,117	3,772	–	19,889
Other foreign governments’ debt	10,973	9,608	30	20,611
Corporate and other debt	230	1,784	21	2,035
Equity securities	1,204	284	869	2,357
	$37,185	$22,409	$920	$60,514
Derivative financial instruments
Interest rate contracts	$–	$16,621	$15	$16,636
Foreign exchange and gold contracts	8	17,309	–	17,317
Equity contracts	599	1,394	2	1,995
Credit contracts	–	406	–	406
Commodity contracts	6	1,759	–	1,765
	$613	$37,489	$17	$38,119
Liabilities:
Deposits (4)	$–	$144	$–	$144
Financial liabilities designated at fair value through profit or loss	–	12,235	–	12,235
Obligations related to securities sold short	26,669	3,735	–	30,404
Derivative financial instruments
Interest rate contracts	–	13,867	71	13,938
Foreign exchange and gold contracts	–	20,350	–	20,350
Equity contracts	530	2,557	6	3,093
Credit contracts	–	38	–	38
Commodity contracts	–	2,803	–	2,803
	$530	$39,615	$77	$40,222
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents e nergy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $21,845.
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended July 31, 2020.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at July 31, 2020
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Precious metals	$3	$–	$–	$–	$(3)	$–	$–	$–
	3	–	–	–	(3)	–	–	–
Trading assets
Loans	20	–	–	–	(20)	–	–	–
Corporate and other debt	19	–	–	–	(4)	–	15	–
	39	–	–	–	(24)	–	15	–
Investment securities
Other foreign governments’ debt	23	–	2	–	–	–	25	n / a
Corporate and other debt	15	–	13	4	–	–	32	–
Equity securities	785	11	(5)	58	(8)	–	841	11
	823	11	10	62	(8)	–	898	11
Derivative financial instruments – assets
Interest rate contracts	21	1	–	–	–	(14)	8	1
Equity contracts	1	1	–	–	–	(1)	1	1	(2)
Commodity contracts	5	(5)	–	–	–	–	–	–

Derivative financial instruments – liabilities
Interest rate contracts	(46)	–	–	(14)	6	12	(42)	–	(3)
Equity contracts	(10)	4	–	–	1	2	(3)	4	(2)
Commodity contracts	(13)	13	–	–	–	–	–	–
	(42)	14	–	(14)	7	(1)	(36)	6
Total	$823	$25	$10	$48	$(28)	$(1)	$877	$17
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2020 and October 31, 2019:

	As at April 30, 2020
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Precious metals	$23	$1	$–	$–	$(21)	$–	$3
Trading assets	41	1	–	–	(3)	–	39
Investment securities	820	(21)	(10)	58	(24)	–	823
Derivative financial instruments	(45)	2	–	1	–	–	(42)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2019
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Precious metals	$1	$–	$–	$–	$(1)	$–	$–
Trading assets	14	2	–	2	–	–	18
Investment securities	861	19	(1)	54	(13)	–	920
Derivative financial instruments	(9)	(13)	–	(35)	–	(3)	(60)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.